Borrowings transactions between related parties (Details) - Korea Development Bank ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Facility
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	₩ 59,845
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(9,552)
Others	0
Ending balance	50,293
Others
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	3,500
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(554)
Others	0
Ending balance	2,946
Operating funds
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	179,000
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	152,961
Repayment	(187,511)
Others	(150)
Ending balance	144,300
Syndicated Loan
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	17,085
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(1,063)
Others	(99)
Ending balance	15,923
EBL
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	43,485
Repayment	0
Others	(3,392)
Ending balance	₩ 40,093